Accounting Principles	6 Months Ended
Jun. 30, 2024
Accounting Principles
Accounting principles

Note 3.    Accounting principles

3.1.	Use of estimates and judgment

The preparation of financial statements requires management to make judgments and estimates and apply assumptions that can affect the carrying amounts of assets, liabilities, income and expenses, as well as the information presented in the accompanying notes. Actual reported values may differ from the accounting estimates made.

There have been no significant changes in the material judgments and main estimates used by management when applying the Company’s accounting policies in the preparation of these unaudited interim condensed consolidated financial statements from those described in the annual financial statements prepared in accordance with IFRS Accounting Standards for the year ended December 31, 2023.

The conflict in Ukraine and the state of war between Israel and Hamas have not led to any material changes in the estimates or judgements made by management in the preparation of the Company’s unaudited interim condensed consolidated financial statements.

3.2.Fair value measurement

In the table below, financial instruments are measured at fair value according to a hierarchy comprising three levels of valuation inputs:

●	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.
●	Level 2: Inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
●	Level 3: Unobservable inputs for the asset or liability.

The table below presents the financial assets and liabilities of the Company measured at fair value as of June 30, 2024:

At June 30, 2024 (in thousands of euros)	Level 1	Level 2	Level 3
Financial liabilities at fair value through profit or loss
Long-term financial debt - derivatives	—	—	13,569
Total liabilities	—	—	13,569

The table below presents the financial assets and liabilities of the Company measured at fair value as of December 31, 2023:

At December 31, 2023 (in thousands of euros)	Level 1	Level 2	Level 3
Financial liabilities at fair value through profit or loss
Long-term financial debt – derivatives	—	—	10,265
Total liabilities	—	—	10,265

3.3.Specific disclosure requirements for unaudited interim financial statements

Seasonality of operations

The Company’s operations are not subject to material seasonal fluctuations.

Income tax

Income tax is recognized in the financial statements for each interim period. The amount corresponds to a best estimate calculated by applying the expected weighted average tax rate for the entire year.

The income tax amount recorded as due for an interim period may have to be adjusted in the subsequent interim period of the same year if the estimated annual average tax rate changes.

3.4.	Going concern

From inception, the Company has financed its growth through successive capital increases, debt, collaboration and license agreements and reimbursements of CIR receivables. The Company continues to pursue its research and development activities for its product candidates.

The Company has incurred operating losses and negative cash flows from operations since inception due to the innovative nature of the product candidates it is developing, which necessitates a research and development phase spanning several years. The Company does not expect to generate revenue from product sales in the near future. With the biopharmaceutical industry's product development phases requiring increasing investments, the Company's financing needs will continue to grow as clinical trials of the Company's drug candidates progress and the Company invests to develop existing and new product candidates.

As of June 30, 2024, the Company had €10.1 million of available cash and cash equivalents, consisting of cash and short-term deposit accounts that are liquid and easily convertible within 3 months without penalty or risk of change in value (refer to Note 4.8 – Cash and Cash equivalents). In accordance with IAS 7.8, bank overdrafts which are repayable on demand are included as a component of cash and cash equivalents in the amount of €1.3 million as of June 30, 2024.

As of the date of authorization of the issuance of these financial statements, given its current cost structure, its projected expenditure commitments, and the events after the reporting period presented in Note 6.4 - Events after the reporting period, mainly the issue of royalty certificates and the T1 capital increase, the Company estimates that it should have sufficient funds to finance its activities through the end of the second half of 2025.

Accordingly, as of the date of authorization of the issuance of these financial statements, the Company's current cash and cash equivalents are not expected to be sufficient to cover its operating needs for at least the next 12 months. These events and conditions indicate that an uncertainty exists that may cast significant doubt on the Company’s ability to continue as a going concern and, therefore, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.

This estimate is based on the Company’s current business plan and excludes (i) other expenses related to the potential development of odiparcil or resulting from any potential in-licensing or acquisition of additional product candidates or technologies, or any associated development the Company may pursue, (ii) any potential milestone payments that may be received or paid by the Company or potential additional financing, including the issue of tranches 1bis and 2 as described in Note 6.4 – Events after the reporting period. The Company may have based this estimate on assumptions that may prove to be incorrect, and the Company may end up using its resources sooner than anticipated.

Based on the above, the unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2024, have been prepared on a going concern basis assuming the Company will continue to operate for the foreseeable future. As such, they do not include any adjustments related to the amount or classification of assets and liabilities that may be required if the Company were not able to continue as a going concern.